UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 13.5%
Federal Home Loan Bank:
Step-up Coupon, 4.0% to 2/20/2007, 5.0% to 8/20/2007	1,300,000	1,296,666
4.95%, 3/16/2007	36,000,000	35,982,552
Federal Home Loan Mortgage Corp.:
5.225%*, 7/6/2007	100,000,000	99,984,407
5.25%, 5/4/2007	25,000,000	25,000,000
5.325%, 5/3/2007	27,000,000	27,000,000

Federal National Mortgage Association, 5.203%*, 12/28/2007	100,000,000	99,953,008

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $289,216,633)		289,216,633
Agencies Backed by the Full Faith and Credit of the US Government 2.2%
Hainan Airlines:
Series 2001-1, 5.36%*, 12/15/2007	13,980,965	13,980,965
Series 2001-2, 5.36%*, 12/15/2007	16,912,063	16,912,063
Series 2001-3, 5.36%*, 12/15/2007	17,249,325	17,249,325

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $48,142,353)		48,142,353
Repurchase Agreements 84.0%
Banc of America Securities LLC, 5.27%, dated 1/5/2007, to be repurchased at $403,454,778 on 3/5/2007 (a)	400,000,000	400,000,000
BNP Paribas, 5.27%, dated 1/3/2007, to be repurchased at $130,628,008 on 2/5/2007 (b)	130,000,000	130,000,000
BNP Paribas, 5.28%, dated 1/31/2007, to be repurchased at $25,003,667 on 2/1/2007 (c)	25,000,000	25,000,000
BNP Paribas, 5.29%, dated 11/7/2006, to be repurchased at $202,645,000 on 2/5/2007 (d)	200,000,000	200,000,000
Greenwich Capital Markets, Inc., 5.29%, dated 1/31/2007, to be repurchased at $185,027,185 on 2/1/2007 (e)	185,000,000	185,000,000
Morgan Stanley & Co., Inc., 5.28%, dated 1/3/2007, to be repurchased at $379,950,000 on 4/3/2007 (f)	375,000,000	375,000,000
State Street Bank and Trust Co., 4.85%, dated 1/31/2007, to be repurchased at $588,079 on 2/1/2007 (g)	588,000	588,000
The Bear Stearns & Co., Inc., 5.28%, dated 1/31/2007, to be repurchased at $489,071,720 on 2/1/2007 (h)	489,000,000	489,000,000

Total Repurchase Agreements (Cost $1,804,588,000)		1,804,588,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,141,946,986)	99.7	2,141,946,986
Other Assets and Liabilities, Net	0.3	6,260,230

Net Assets	100.0	2,148,207,216

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2007.

(a)		Collateralized by $412,322,737 Federal National Mortgage Association, with various coupon rates from 4.009-5.797%, with various maturities of 12/1/2020-1/1/2037 with a value of $408,000,001.

(b)		Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
66,775,245	Federal Home Loan Mortgage Corp.	4.5-5.5	3/1/2019-11/1/2036	64,300,809
67,914,467	Federal National Mortgage Association	5.339-6.0	4/1/2036-1/1/2037	68,299,191
Total Collateral Value				132,600,000

(c)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
15,553,069	Federal Home Loan Mortgage Corp.	4.502-6.5	5/1/2014-9/1/2034	17,205,903
8,240,016	Federal National Mortgage Association	6.0	1/1/2037	8,294,097

Total Collateral Value	25,500,000

(d)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
53,534,143	Federal Home Loan Mortgage Corp.	5.0-6.0	1/1/2019-1/1/2037	53,227,844
152,788,860	Federal National Mortgage Association	5.0-6.0	11/1/2034-2/1/2037	150,772,156
Total Collateral Value				204,000,000

(e)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
40,302,113	Federal Home Loan Mortgage Corp.	3.247-5.75	11/15/2008-7/15/2032	38,912,754
14,864,625	Federal National Mortgage Association	5.0-6.32	8/15/2008-7/25/2043	14,532,520
138,531,352	Government National Mortgage Association	2.274-6.0	6/16/2012-10/20/2036	135,145,913
122,425	Vendee Mortgage Trust	6.5	8/15/2013	113,013
Total Collateral Value				188,704,200

(f)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
77,881,837	Federal Home Loan Mortgage Corp.	5.5-6.5	11/1/2021-12/1/2036	78,919,825
305,647,074	Federal National Mortgage Association	4.0-7.0	5/1/2018-2/1/2037	303,580,208
Total Collateral Value				382,500,033

(g)	Collateralized by $595,000 Federal Home Loan Mortgage Corp., 5.125%, maturing on 10/24/2007 with a value of $602,438.
(h)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
158,550,792	Federal Home Loan Mortgage Corp.	4.0-8.0	11/15/2018-7/25/2043	151,193,281
10,258,010	Federal Home Loan Mortgage Corp. – Interest Only	1.88	4/15/2017	439,206
1,730,459	Federal Home Loan Mortgage Corp. – Principal Only	-	3/15/2034	886,859
180,327,717	Federal National Mortgage Association	4.0-6.0	9/25/2011-9/25/2035	181,911,643
168,325,762	Government National Mortgage Association	3.36-6.0	8/16/2022-3/16/2044	164,351,546
Total Collateral Value				498,782,535

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007